ASSET RETIREMENT OBLIGATIONS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
SCHEDULE OF ASSET RETIREMENT OBLIGATIONS

The following table summarizes activity in the Company’s ARO for the nine months ended December 31, 2022 and the nine months ended December 31, 2021:

	December 31, 2022	December 31, 2021
	(unaudited)	(unaudited)
Balance, beginning of period	$1,303,751	$1,531,589
Accretion expense	52,063	117,715
Reclamation obligations settled	-	-
Disposition due to sale of property	(684,679)	(22,545)
Additions	-	-
Changes in estimates	-	-
Balance, end of period	$671,135	$1,626,759

White River Holdings Corp [Member]
SCHEDULE OF ASSET RETIREMENT OBLIGATIONS

The following table summarizes activity in the Company’s ARO for the years ended March 31, 2022 and March 31, 2021:

	March 31, 2022	March 31, 2021

Balance, beginning of period	$1,531,589	$294,800
Accretion expense	155,612	64,401
Reclamation obligations settled	-	-
Disposition due to sale of property	(383,450)	-
Additions	-	110,000
Changes in estimates	-	1,062,388
Balance, end of period	$1,303,751	$1,531,589